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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-08413
                                                                           ___________________________________

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                             ______________

Date of fiscal year end:	Registrant is making a quarterly filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth and Income Fund, Evergreen Envision Growth Fund and Evergreen Envision Income Fund, for the quarter ended March 31, 2006. These four series have a December 31 fiscal year end.

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments

Evergreen Asset Allocation Fund (“the Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. All portfolio data shown for the Fund represents that of the Asset Allocation Trust. The net assets shown in the portfolio are those of Asset Allocation Trust. The net assets for Asset Allocation Fund were $8,826,186,165.

EVERGREEN ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.6%
ASSET ALLOCATION 7.2%
GMO Alpha Only Fund, Class IV	61,708,179	$636,828,406

INTERNATIONAL EQUITY 32.1%
GMO Currency Hedged International Equity Fund, Class III	31,667,355	299,573,177
GMO Emerging Markets Fund, Class VI	17,979,982	406,707,182
GMO Emerging Markets Quality Fund, Class VI	31,302,349	331,178,856
GMO International Core Equity Fund, Class VI	1,242,432	45,609,683
GMO International Growth Equity Fund, Class III	27,029,687	842,515,336
GMO International Intrinsic Value Fund, Class IV	25,124,682	850,470,471
GMO International Small Companies Fund, Class III	3,023,258	47,223,288

		2,823,277,993

INTERNATIONAL FIXED INCOME 4.6%
GMO Currency Hedged International Bond Fund, Class III	30,613,940	273,382,487
GMO Emerging Country Debt Fund, Class IV	4,192,079	46,615,922
GMO International Bond Fund, Class III	8,834,399	83,661,759

		403,660,168

U.S. EQUITY 25.1%
GMO U.S. Core Equity Fund, Class VI	102,990,824	1,493,366,941
GMO U.S. Quality Equity Fund, Class IV	34,335,894	710,752,996

		2,204,119,937

U.S. FIXED INCOME 30.6%
GMO Core Plus Bond Fund, Class IV	158,705,685	1,625,146,216
GMO Domestic Bond Fund, Class VI	29,730,309	289,870,515
GMO Inflation Indexed Bond Fund, Class III	37,530,698	407,958,687
GMO Short-Duration Collateral Share Fund, Class VI	14,606,098	366,759,123
GMO Short-Duration Investment Fund, Class III	942	8,338

		2,689,742,879

Total Mutual Fund Shares (cost $7,999,983,255)		8,757,629,383

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.4%
TIME DEPOSIT 0.4%
State Street Corp., 3.95%, 04/03/2006 (cost $35,921,223)	$35,921,223	35,921,223

Total Investments (cost $8,035,904,478) 100.0%		8,793,550,606
Other Assets and Liabilities 0.0%		28,225

Net Assets 100.0%		$8,793,578,831

On March 31, 2006, the aggregate cost of investments for federal income tax purposes was $8,036,729,613. The gross unrealized appreciation and depreciation on investments based on tax cost was $828,602,975 and $71,781,982, respectively, with a net unrealized appreciation of $756,820,993.

1

EVERGREEN ENVISION GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 79.4%
INTERNATIONAL EQUITY 8.0%
Evergreen International Equity Fund, Class I ø	3,978	$42,486

INTERNATIONAL FIXED INCOME 4.3%
Evergreen International Bond Fund, Class I ø	2,176	22,742

U.S. EQUITY 35.1%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	5,954	64,066
Evergreen Disciplined Value Fund, Class I ø	6,178	100,022
Evergreen Strategic Growth Fund, Class I ø	731	20,925

		185,013

U.S. FIXED INCOME 32.0%
Evergreen Core Bond Fund, Class I ø	6,254	64,351
Evergreen High Yield Bond Fund, Class I ø	14,495	47,977
Evergreen Ultra Short Opportunities Fund, Class I ø	5,776	56,320

		168,648

Total Investments (cost $417,748) 79.4%		418,889
Other Assets and Liabilities 20.6%		108,833

Net Assets 100.0%		$527,722

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $417,748. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,167 and $1,026, respectively, with a net unrealized appreciation of $1,141.

1

EVERGREEN ENVISION GROWTH FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 69.7%
INTERNATIONAL EQUITY 14.1%
Evergreen International Equity Fund, Class I ø	7,148	$76,344

U.S. EQUITY 41.9%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	5,322	57,263
Evergreen Disciplined Value Fund, Class I ø	3,463	56,070
Evergreen Small-Mid Growth Fund, Class I ø	4,707	57,799
Evergreen Strategic Growth Fund, Class I ø	1,970	56,370

		227,502

U.S. FIXED INCOME 13.7%
Evergreen Core Bond Fund, Class I ø	3,795	39,052
Evergreen Ultra Short Opportunities Fund, Class I ø	3,639	35,477

		74,529

Total Investments (cost $373,762) 69.7%		378,375
Other Assets and Liabilities 30.3%		164,604

Net Assets 100.0%		$542,979

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $373,762. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,825 and $212, respectively, with a net unrealized appreciation of $4,613.

1

EVERGREEN ENVISION INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 98.1%
INTERNATIONAL EQUITY 5.0%
Evergreen International Equity Fund, Class I ø	188	$2,006

INTERNATIONAL FIXED INCOME 6.8%
Evergreen International Bond Fund, Class I ø	263	2,744

U.S. EQUITY 14.3%
Evergreen Disciplined Value Fund, Class I ø	353	5,720

U.S. FIXED INCOME 72.0%
Evergreen Core Bond Fund, Class I ø	1,256	12,925
Evergreen High Yield Bond Fund, Class I ø	1,600	5,295
Evergreen Ultra Short Opportunities Fund, Class I ø	1,089	10,619

		28,839

Total Investments (cost $39,353) 98.1%		39,309
Other Assets and Liabilities 1.9%		741

Net Assets 100.0%		$40,050

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $39,353. The gross unrealized appreciation and depreciation on securities based on tax cost was $56 and $100, respectively, with a net unrealized depreciation of $44.

1

Item 2 – Controls and Procedures
(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: May 22, 2006

By: /s/ Jeremy DePalma
       _______________________
       Jeremy DePalma
       Principal Financial Officer

Date: May 22, 2006